SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 9,483	$ 14,961	$ 22,303
Cost of revenues	15,295	19,285	56,210
Gross loss	(32,763)	(38,325)	(57,249)
Operating expenses:
Selling, general and administrative	47,281	65,324	50,441
Total operating expenses	55,962	79,938	71,915
Loss from operations	(88,725)	(118,263)	(129,164)
Other income	1,360	1,243	1,540
Interest income	681	840	1,884
Total other (expenses) income, net	(9,776)	6,745	66,612
Loss before income taxes	(98,501)	(111,518)	(62,552)
Provision for income tax benefits (expenses)
Net loss	(98,501)	(111,518)	(62,552)
Comprehensive (loss) income	(69,074)	(83,206)	(27,612)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross loss
Operating expenses:
Selling, general and administrative	3,592	577	8
Total operating expenses	3,592	577	8
Loss from operations	(3,592)	(577)	(8)
Other income		600
Interest income
Total other (expenses) income, net		600
Loss before income taxes	(3,592)	23	(8)
Provision for income tax benefits (expenses)
Net loss	(3,592)	23	(8)
Other comprehensive income (loss)
Comprehensive (loss) income	$ (3,592)	$ 23	$ (8)